Award Timing Disclosure	12 Months Ended
	Mar. 31, 2026	May 23, 2026 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have the following practices regarding equity compensation grants:
•The C&P Committee and/or our Board typically grant annual equity incentive awards to our NEOs during the first quarter of our fiscal year, at such time as the C&P Committee evaluates the compensation for its NEOs for the applicable fiscal year.
•We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have a policy never to do so.
•We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
•Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings. Share amounts for our RSUs and PSUs are based on a 30-day trailing average from the date of grant.
During FY26, the C&P Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed MNPI, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during FY26.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)(1)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
					(%)

Daniel Shugar	5/23/2025	76,923	56.05	2,507,690	0
Howard Wenger	5/23/2025	38,461	56.05	1,253,829	0
Charles Boynton(2)	N/A	N/A	N/A	N/A	N/A
Bruce Ledesma	5/23/2025	25,641	56.05	835,897	0
Nicholas (Marco) Miller	5/23/2025	24,999	56.05	814,967	0
(1)The grant-date fair value of the stock options is $32.60 per share and is estimated using the Black-Scholes Options Pricing.
(2)Mr. Boynton did not receive a FY26 stock option grant.
Award Timing Method	We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
•Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings. Share amounts for our RSUs and PSUs are based on a 30-day trailing average from the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have a policy never to do so.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)(1)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
					(%)

Daniel Shugar	5/23/2025	76,923	56.05	2,507,690	0
Howard Wenger	5/23/2025	38,461	56.05	1,253,829	0
Charles Boynton(2)	N/A	N/A	N/A	N/A	N/A
Bruce Ledesma	5/23/2025	25,641	56.05	835,897	0
Nicholas (Marco) Miller	5/23/2025	24,999	56.05	814,967	0
(1)The grant-date fair value of the stock options is $32.60 per share and is estimated using the Black-Scholes Options Pricing.
(2)Mr. Boynton did not receive a FY26 stock option grant.
Daniel Shugar [Member]
Awards Close in Time to MNPI Disclosures
Name		Daniel Shugar
Underlying Securities | shares		76,923
Exercise Price | $ / shares		$ 56.05
Fair Value as of Grant Date | $		$ 2,507,690
Underlying Security Market Price Change		0
Howard Wenger [Member]
Awards Close in Time to MNPI Disclosures
Name		Howard Wenger
Underlying Securities | shares		38,461
Exercise Price | $ / shares		$ 56.05
Fair Value as of Grant Date | $		$ 1,253,829
Underlying Security Market Price Change		0
Bruce Ledesma [Member]
Awards Close in Time to MNPI Disclosures
Name		Bruce Ledesma
Underlying Securities | shares		25,641
Exercise Price | $ / shares		$ 56.05
Fair Value as of Grant Date | $		$ 835,897
Underlying Security Market Price Change		0
Nicholas (Marco) Miller [Member]
Awards Close in Time to MNPI Disclosures
Name		Nicholas (Marco) Miller
Underlying Securities | shares		24,999
Exercise Price | $ / shares		$ 56.05
Fair Value as of Grant Date | $		$ 814,967
Underlying Security Market Price Change		0